Investment Portfolioas of July 31, 2023 (Unaudited)
DWS Emerging Markets Fixed Income Fund
	Principal Amount ($)	Value ($)

Bonds 97.4%
Angola 3.7%
Republic of Angola:
REG S, 8.0%, 11/26/2029	1,000,000	883,750
REG S, 8.25%, 5/9/2028	1,000,000	919,750
(Cost $1,495,841)		1,803,500
Argentina 1.7%
Republic of Argentina:
1.0%, 7/9/2029	25,677	8,622
3.625%–5.0%, 7/9/2046 (a)	2,690,000	836,580
(Cost $1,323,915)		845,202
Bahrain 1.0%
The Oil & Gas Holding Co. B.S.C., 144A, 7.5%, 10/25/2027 (Cost $477,736)	500,000	508,197
Belarus 1.5%
Belarus Development Bank, 144A, 6.75%, 5/2/2024*	500,000	212,645
Republic of Belarus, 144A, 5.875%, 2/24/2026*	1,000,000	511,370
(Cost $1,486,070)		724,015
Burundi 1.0%
The Eastern & Southern African Trade & Development Bank, REG S, 4.125%, 6/30/2028 (Cost $501,372)	600,000	485,400
China 0.9%
Country Garden Holdings Co., Ltd.:
REG S, 5.125%, 1/14/2027	500,000	85,250
REG S, 7.25%, 4/8/2026	1,000,000	178,143
Kaisa Group Holdings Ltd., REG S, 11.95%, 11/12/2023* (b)	800,000	35,511
Shimao Group Holdings Ltd.:
REG S, 4.75%, 7/3/2022* (b)	900,000	58,360
REG S, 5.6%, 7/15/2026* (b)	500,000	34,375
REG S, 6.125%, 2/21/2024* (b)	700,000	59,850
(Cost $4,370,213)		451,489
Colombia 5.3%
Colombia Government International Bond, 4.5%, 3/15/2029	1,300,000	1,158,492
Ecopetrol SA, 6.875%, 4/29/2030	1,500,000	1,413,444
(Cost $2,819,962)		2,571,936
Costa Rica 0.8%
Costa Rica Government International Bond, REG S, 6.125%, 2/19/2031 (Cost $397,200)	400,000	399,000

Dominican Republic 3.4%
Dominican Republic International Bond:
REG S, 4.5%, 1/30/2030	1,000,000	885,097
REG S, 6.0%, 7/19/2028	800,000	782,207
(Cost $1,727,811)		1,667,304
Ecuador 1.0%
Ecuador Government International Bond:
144A, Zero Coupon, 7/31/2030	79,448	22,649
1.5%–6.9%, 7/31/2040 (a)	700,000	218,750
2.5%–6.9%, 7/31/2035 (a)	700,000	240,627
(Cost $584,345)		482,026
Egypt 3.0%
Egypt Government International Bond:
REG S, 7.5%, 1/31/2027	500,000	394,540
REG S, 7.6%, 3/1/2029	1,500,000	1,076,295
(Cost $2,129,947)		1,470,835
Ethiopia 0.6%
Federal Republic of Ethiopia, REG S, 6.625%, 12/11/2024 (Cost $396,405)	400,000	275,000
Ghana 3.3%
Republic of Ghana:
144A, 8.125%, 1/18/2026*	1,800,000	846,497
REG S, 8.625%, 4/7/2034*	900,000	407,250
REG S, 8.75%, 3/11/2061*	800,000	351,280
(Cost $2,465,725)		1,605,027
Hungary 2.2%
Hungary Government International Bond, REG S, 3.125%, 9/21/2051	1,000,000	640,484
MVM Energetika Zrt, REG S, 7.5%, 6/9/2028	400,000	410,283
(Cost $1,067,080)		1,050,767
Ivory Coast 4.6%
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028 (Cost $2,278,501)	2,300,000	2,246,594
Jordan 1.5%
Jordan Government International Bond, REG S, 5.85%, 7/7/2030 (Cost $724,984)	800,000	742,170
Kazakhstan 1.6%
Development Bank of Kazakhstan JSC, REG S, 2.95%, 5/6/2031 (Cost $999,450)	1,000,000	795,000
Kenya 3.6%
Republic of Kenya:
144A, 7.25%, 2/28/2028	1,000,000	876,250
REG S, 8.0%, 5/22/2032	1,000,000	861,250
(Cost $1,763,171)		1,737,500
Mexico 6.0%
Comision Federal De Electricidad, 144A, 4.688%, 5/15/2029	800,000	728,131
Petroleos Mexicanos:
5.35%, 2/12/2028	1,000,000	820,474
6.5%, 3/13/2027	1,530,000	1,360,627
(Cost $3,317,546)		2,909,232

Morocco 1.0%
Morocco Government International Bond, REG S, 3.0%, 12/15/2032 (Cost $477,592)	600,000	481,830
Namibia 2.9%
Republic of Namibia:
144A, 5.25%, 10/29/2025	1,200,000	1,140,072
REG S, 5.25%, 10/29/2025	300,000	285,018
(Cost $1,510,741)		1,425,090
Nigeria 6.2%
Africa Finance Corp., REG S, 3.75%, 10/30/2029	1,000,000	847,800
Republic of Nigeria:
144A, 6.5%, 11/28/2027	1,860,000	1,659,938
144A, 7.143%, 2/23/2030	570,000	498,038
(Cost $3,246,673)		3,005,776
Pakistan 0.9%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $800,000)	800,000	424,000
Panama 1.8%
Panama Government International Bond, 3.16%, 1/23/2030 (Cost $952,534)	1,000,000	875,655
Poland 1.0%
Bank Gospodarstwa Krajowego, REG S, 5.375%, 5/22/2033 (Cost $495,000)	500,000	498,470
Romania 3.4%
Romanian Government International Bond, REG S, 3.0%, 2/14/2031 (Cost $1,727,750)	2,000,000	1,674,840
Russia 0.0
Vnesheconombank, 144A, 6.8%, 11/22/2025* (c) (Cost $1,433,818)	1,400,000	0
Rwanda 0.6%
Rwanda International Government Bond, REG S, 5.5%, 8/9/2031 (Cost $311,030)	400,000	311,000
Senegal 2.7%
Republic of Senegal, REG S, 6.25%, 5/23/2033 (Cost $1,536,193)	1,500,000	1,289,520
Serbia 1.3%
Republic of Serbia:
REG S, 2.125%, 12/1/2030	300,000	232,500
REG S, 6.5%, 9/26/2033	400,000	400,744
(Cost $622,727)		633,244
South Africa 6.4%
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028	2,300,000	2,195,396
Transnet SOC Ltd., REG S, 8.25%, 2/6/2028	900,000	895,831
(Cost $3,328,141)		3,091,227
Sri Lanka 0.8%
Republic of Sri Lanka, 144A, 6.2%, 5/11/2027* (b) (Cost $875,857)	900,000	399,282

Supranational 5.3%
Banque Ouest Africaine de Developpement:
REG S, 4.7%, 10/22/2031	1,400,000	1,170,820
144A, 5.0%, 7/27/2027	1,500,000	1,385,700
(Cost $2,975,250)		2,556,520
Tajikistan 2.7%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (Cost $1,575,000)	1,575,000	1,292,288
Tunisia 0.9%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025 (Cost $588,684)	600,000	418,800
Turkey 9.0%
Republic of Turkey:
5.25%, 3/13/2030	1,400,000	1,207,360
9.125%, 7/13/2030	700,000	727,681
TC Ziraat Bankasi AS, REG S, 5.375%, 3/2/2026	1,200,000	1,102,754
Turkiye Ihracat Kredi Bankasi AS, REG S, 9.375%, 1/31/2026	200,000	203,260
Turkiye Vakiflar Bankasi TAO, REG S, 6.5%, 1/8/2026	1,200,000	1,137,660
(Cost $4,436,082)		4,378,715
Ukraine 1.3%
NAK Naftogaz Ukraine via Kondor Finance PLC, REG S, 7.625%, 11/8/2026*	500,000	185,000
State Agency of Roads of Ukraine, REG S, 6.25%, 6/24/2030*	1,000,000	265,000
Ukraine Railways Via Rail Capital Markets PLC, REG S, 8.25%, 7/9/2026*	500,000	197,250
(Cost $1,971,511)		647,250
Uzbekistan 1.7%
Republic of Uzbekistan International Bond, REG S, 3.7%, 11/25/2030 (Cost $895,138)	1,000,000	821,930
Venezuela 0.2%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024* (b)	1,750,000	61,250
144A, 9.0%, 11/17/2021* (b)	1,480,000	51,800
(Cost $1,222,980)		113,050
Zambia 0.6%
Republic of Zambia, 144A, 8.5%, 4/14/2024* (b) (Cost $503,465)	500,000	288,425
Total Bonds (Cost $61,813,440)		47,397,106

	Shares	Value ($)

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 5.28% (d) (Cost $341,555)	341,555	341,555

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $62,154,995)	98.1	47,738,661
Other Assets and Liabilities, Net	1.9	946,721
Net Assets	100.0	48,685,382
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2023	Value ($) at 7/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.18% (d) (e)
940,000	—	940,000 (f)	—	—	2,053	—	—	—
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 5.28% (d)
237,017	6,367,293	6,262,755	—	—	21,257	—	341,555	341,555
1,177,017	6,367,293	7,202,755	—	—	23,310	—	341,555	341,555

*	Non-income producing security.
(a)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

B.S.C.: Bahrain Shareholding Company
JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

SOC: State Owned Company
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$47,397,106	$0	$47,397,106
Short-Term Investments	341,555	—	—	341,555
Total	$341,555	$47,397,106	$0	$47,738,661
During the period ended July 31, 2023, the amount of transfers between Level 2 and Level 3 was $79,100. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMFIF-PH3
R-080548-2 (1/25)